CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

NOTE 8: — COMMITMENTS AND CONTINGENT LIABILITIES

As of June 30, 2022 the Company issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Jerusalem, for a total secured amount of $66.

NOTE 18: — CONTINGENT LIABILITIES

As of December 31, 2021 the Group issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Jerusalem, for total secured amount of $62.